American Funds Strategic Bond FundSM
Investment portfolio
March 31, 2019
unaudited
Bonds, notes & other debt instruments 78.40% Corporate bonds & notes 33.80% Health care 5.69%	Principal amount (000)	Value (000)
AstraZeneca PLC 3.375% 2025	$2,800	$ 2,828
Bayer US Finance II LLC 4.375% 2028[1]	2,912	2,899
Boston Scientific Corp. 3.75% 2026	995	1,016
Boston Scientific Corp. 4.00% 2029	1,185	1,224
Boston Scientific Corp. 4.55% 2039	1,720	1,803
Cigna Corp. 4.375% 2028[1]	1,985	2,059
Cigna Corp. 4.80% 2038[1]	870	896
Cigna Corp. 4.90% 2048[1]	790	819
Concordia International Corp. 8.00% 2024	403	381
CVS Health Corp. 4.30% 2028	3,725	3,781
Envision Healthcare Corp. 8.75% 2026[1]	1,400	1,251
Johnson & Johnson 2.90% 2028	1,600	1,595
Kinetic Concepts, Inc. 12.50% 2021[1]	365	396
Shire PLC 3.20% 2026	546	529
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[1]	3,905	4,241
Teva Pharmaceutical Finance Co. BV 2.80% 2023	2,185	1,952
Teva Pharmaceutical Finance Co. BV 6.00% 2024	5,710	5,735
Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,100	2,121
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	2,080	2,281
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	700	744
		38,551
Energy 4.90%
Baker Hughes, a GE Co. 3.337% 2027	2,750	2,679
Baker Hughes, a GE Co. 4.08% 2047	915	839
BP Capital Markets PLC 4.234% 2028	3,970	4,254
Canadian Natural Resources Ltd. 2.95% 2023	325	323
Cenovus Energy Inc. 5.25% 2037	523	520
Cenovus Energy Inc. 5.40% 2047	364	362
Enbridge Energy Partners, LP 5.875% 2025	155	176
Enbridge Energy Partners, LP 7.375% 2045	905	1,260
Energy Transfer Partners, LP 6.125% 2045	470	513
Energy Transfer Partners, LP 5.30% 2047	647	639
Energy Transfer Partners, LP 5.40% 2047	790	789
Energy Transfer Partners, LP 6.00% 2048	352	381
Energy Transfer Partners, LP 6.25% 2049	1,000	1,122
Energy Transfer Partners, LP 6.625% 2049 (3-month USD-LIBOR + 4.155% on 2/15/2028)[2]	2,700	2,571
EnLink Midstream Partners, LP 5.45% 2047	255	228
EQT Corp. 3.90% 2027	2,500	2,342
Marathon Oil Corp. 4.40% 2027	1,175	1,212
Neptune Energy Group Holdings Ltd. 6.625% 2025[1]	1,475	1,453
Petrobras Global Finance Co. 5.999% 2028	575	583
Petrobras Global Finance Co. 5.75% 2029	495	492
Petrobras Global Finance Co. 7.25% 2044	300	314
Petróleos Mexicanos 4.50% 2026	2,800	2,610
Petróleos Mexicanos 5.35% 2028	1,760	1,638
American Funds Strategic Bond Fund — Page 1 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.50% 2029	$2,305	$ 2,288
QEP Resources, Inc. 5.625% 2026	350	319
Schlumberger BV 4.00% 2025[1]	320	330
Teekay Corp. 8.50% 2020	1,000	1,010
Total Capital International 3.455% 2029	1,905	1,954
		33,201
Financials 3.85%
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[2]	35	36
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[2]	3,000	3,107
Danske Bank AS 3.875% 2023[1]	3,700	3,638
FS Energy and Power Fund 7.50% 2023[1]	1,790	1,840
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[2]	2,100	2,151
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[2]	2,550	2,486
Marsh & McLennan Companies, Inc. 4.375% 2029	1,700	1,803
PNC Financial Services Group, Inc. 3.50% 2024	1,475	1,516
Prudential Financial, Inc. 4.35% 2050	1,400	1,452
Springleaf Finance Corp. 6.125% 2024	550	564
Standard Chartered PLC 3.885% 2024 (3-month USD-LIBOR + 1.08% on 3/15/2023)[1,2]	4,400	4,419
UniCredit SpA 5.861% 2032[1,2]	1,675	1,546
Wells Fargo & Co. 4.15% 2029	1,425	1,491
		26,049
Consumer discretionary 3.76%
General Motors Co. 5.20% 2045	1,945	1,738
Limited Brands, Inc. 5.25% 2028	1,450	1,294
MGM Resorts International 5.50% 2027	1,620	1,648
Neiman Marcus Group Ltd. Inc. 9.50% 2021 (100% PIK)[1,3]	1,571	833
Panther BF Aggregator 2, LP 6.25% 2026[1]	165	169
Party City Holdings Inc. 6.625% 2026[1]	1,945	1,940
Petsmart, Inc. 7.125% 2023[1]	1,125	844
Petsmart, Inc. 8.875% 2025[1]	625	470
S.A.C.I. Falabella 3.75% 2027[1]	1,885	1,827
Sands China Ltd. 4.60% 2023	4,040	4,174
Sands China Ltd. 5.40% 2028	4,500	4,730
Scientific Games Corp. 8.25% 2026[1]	2,195	2,244
Starbucks Corp. 4.50% 2048	1,430	1,466
Uber Technologies, Inc. 7.50% 2023[1]	1,100	1,150
Uber Technologies, Inc. 8.00% 2026[1]	900	961
		25,488
Consumer staples 3.72%
Altria Group, Inc. 5.80% 2039	3,200	3,395
Altria Group, Inc. 5.95% 2049	3,235	3,476
Anheuser-Busch InBev NV 4.75% 2029	80	85
Anheuser-Busch InBev NV 4.60% 2048	2,105	2,032
British American Tobacco PLC 3.222% 2024	2,150	2,105
British American Tobacco PLC 3.557% 2027	945	896
British American Tobacco PLC 4.39% 2037	1,050	950
British American Tobacco PLC 4.54% 2047	1,050	923
Conagra Brands, Inc. 4.60% 2025	500	527
Conagra Brands, Inc. 5.40% 2048	1,340	1,352
Constellation Brands, Inc. 2.65% 2022	2,090	2,065
Energizer Holdings, Inc. 7.75% 2027[1]	715	764
American Funds Strategic Bond Fund — Page 2 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Keurig Dr Pepper Inc. 4.597% 2028[1]	$1,118	$ 1,167
Keurig Dr Pepper Inc. 5.085% 2048[1]	3,518	3,614
Molson Coors Brewing Co. 3.00% 2026	570	540
Post Holdings, Inc. 5.625% 2028[1]	1,220	1,215
Reynolds American Inc. 5.85% 2045	105	108
		25,214
Communication services 3.16%
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.777% 2024[4]	4,210	4,178
AT&T Inc. 4.35% 2029	2,200	2,250
AT&T Inc. 4.85% 2039	1,400	1,410
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	900	908
Clear Channel Worldwide Holdings, Inc. 9.25% 2024[1]	725	770
Comcast Corp. 3.15% 2028	1,800	1,766
Comcast Corp. 4.15% 2028	2,230	2,353
Fox Corp. 5.576% 2049[1]	840	952
Frontier Communications Corp. 8.00% 2027[1]	1,390	1,439
Inmarsat PLC 6.50% 2024[1]	2,000	2,105
Vodafone Group PLC 4.375% 2028	2,400	2,444
Vodafone Group PLC 5.25% 2048	825	826
		21,401
Materials 2.88%
Consolidated Energy Finance SA 6.50% 2026[1]	1,835	1,835
Dow Chemical Co. 5.55% 2048[1]	1,400	1,577
DowDuPont Inc. 5.419% 2048	800	910
First Quantum Minerals Ltd. 6.50% 2024[1]	2,450	2,312
First Quantum Minerals Ltd. 7.50% 2025[1]	625	603
First Quantum Minerals Ltd. 6.875% 2026[1]	800	745
Hexion Inc. 10.375% 2022[1]	1,090	918
LSB Industries, Inc. 9.625% 2023[1]	930	967
Nova Chemicals Corp. 5.25% 2027[1]	1,750	1,724
Platform Specialty Products Corp. 5.875% 2025[1]	795	801
Sherwin-Williams Co. 3.45% 2027	3,680	3,622
Sherwin-Williams Co. 4.50% 2047	465	460
Tronox Ltd. 5.75% 2025[1]	300	279
Tronox Ltd. 6.50% 2026[1]	1,100	1,054
Warrior Met Coal, Inc. 8.00% 2024[1]	411	430
Westlake Chemical Corp. 5.00% 2046	1,095	1,069
Westlake Chemical Corp. 4.375% 2047	230	204
		19,510
Industrials 1.97%
Beacon Roofing Supply, Inc. 4.875% 2025[1]	2,600	2,480
CSX Corp. 4.30% 2048	1,450	1,483
Deck Chassis Acquisition Inc. 10.00% 2023[1]	1,000	1,061
Dun & Bradstreet Corp. 6.875% 2026[1]	1,145	1,173
Dun & Bradstreet Corp. 10.25% 2027[1]	760	783
Hardwoods Acquisition Inc. 7.50% 2021[1]	1,170	731
Pisces Parent LLC 8.00% 2026[1]	1,349	1,217
United Parcel Service, Inc. 4.25% 2049	1,800	1,880
Westinghouse Air Brake Technologies Corp. 4.15% 2024	2,450	2,493
		13,301
American Funds Strategic Bond Fund — Page 3 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities 1.81%	Principal amount (000)	Value (000)
Atlantic City Electric Co. 4.00% 2028	$ 760	$ 804
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[2]	475	508
Enel Finance International SA 3.625% 2027[1]	1,800	1,726
Entergy Arkansas, LLC 4.20% 2049	1,100	1,141
Pacific Gas and Electric Co. 4.25% 2023[1,5]	186	174
Pacific Gas and Electric Co. 3.50% 2025	114	102
Pacific Gas and Electric Co. 2.95% 2026[5]	254	223
Pacific Gas and Electric Co. 3.30% 2027	304	267
Pacific Gas and Electric Co. 3.30% 2027[5]	144	127
Pacific Gas and Electric Co. 3.75% 2042[5]	141	111
SCANA Corp. 4.75% 2021	816	832
SCANA Corp. 4.125% 2022	685	694
South Carolina Electric & Gas Co. 4.25% 2028	1,875	2,026
South Carolina Electric & Gas Co. 5.45% 2041	1,894	2,259
Southern California Edison Co. 4.20% 2029	850	864
Southern California Edison Co. 4.875% 2049	380	404
		12,262
Information technology 1.76%
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.78% 2021[4,6]	1,379	1,357
Broadcom Inc. 4.75% 2029[1]	4,160	4,140
Broadcom Ltd. 3.875% 2027	2,170	2,077
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 9.249% 2025[4,6,7]	275	274
CommScope Finance LLC 8.25% 2027[1]	335	348
Financial & Risk US Holdings, Inc. 6.25% 2026[1]	975	991
Financial & Risk US Holdings, Inc. 8.25% 2026[1]	450	443
KLA-Tencor Corp. 5.00% 2049	1,000	1,061
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.986% 2024[4,6]	300	305
Unisys Corp. 10.75% 2022[1]	800	885
		11,881
Real estate 0.30%
Iron Mountain Inc. 4.875% 2027[1]	535	516
Iron Mountain Inc. 5.25% 2028[1]	915	892
iStar Inc. 4.625% 2020	610	619
		2,027
Total corporate bonds & notes		228,885
U.S. Treasury bonds & notes 31.62% U.S. Treasury 23.34%
U.S. Treasury 2.50% 2021	3,240	3,254
U.S. Treasury 2.625% 2021	4,480	4,513
U.S. Treasury 2.625% 2021	1,585	1,598
U.S. Treasury 2.50% 2022	1,680	1,692
U.S. Treasury 2.375% 2023	1	— [8]
U.S. Treasury 2.00% 2024[9]	931	920
U.S. Treasury 2.375% 2024	13,538	13,634
U.S. Treasury 2.625% 2025	1,058	1,079
U.S. Treasury 3.00% 2025	1,684	1,755
U.S. Treasury 3.125% 2028	205	217
U.S. Treasury 2.625% 2029	104,494	106,535
American Funds Strategic Bond Fund — Page 4 of 13

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.375% 2048	$ 2,247	$ 2,505
U.S. Treasury 3.00% 2049[9]	19,590	20,333
		158,035
U.S. Treasury inflation-protected securities 8.28%
U.S. Treasury Inflation-Protected Security 2.125% 2041[10]	2,988	3,756
U.S. Treasury Inflation-Protected Security 1.00% 2046[10]	1,689	1,725
U.S. Treasury Inflation-Protected Security 0.875% 2047[9,10]	27,214	27,002
U.S. Treasury Inflation-Protected Security 1.00% 2048[9,10]	28,660	23,613
		56,096
Total U.S. Treasury bonds & notes		214,131
Bonds & notes of governments & government agencies outside the U.S. 8.90%
Angola (Republic of), Northern Lights III BV, Series 2012-1, 7.00% 2019	423	426
Argentine Republic 6.25% 2019	2,285	2,289
Argentine Republic 6.875% 2048	3,050	2,253
Brazil (Federative Republic of) 6.00% 2050[10]	BRL3,240	1,013
Brazil (Federative Republic of) 6.00% 2055[10]	7,095	2,249
Greece (Hellenic Republic of) 3.45% 2024	€ 1,220	1,423
Greece (Hellenic Republic of) 3.375% 2025	1,480	1,695
Honduras (Republic of) 8.75% 2020	$ 2,529	2,725
India (Republic of) 7.61% 2030	INR367,000	5,340
India (Republic of) 7.88% 2030	333,000	4,926
Italy (Republic of) 2.00% 2028	€ 4,800	5,261
Japan, Series 20, 0.10% 2025[10]	¥506,500	4,720
Kenya (Republic of) 5.875% 2019	$ 3,900	3,911
Pakistan (Islamic Republic of) 7.25% 2019	3,800	3,797
Portuguese Republic 5.125% 2024	2,300	2,511
Portuguese Republic 4.10% 2045	€ 1,150	1,737
Qatar (State of) 4.00% 2029[1]	$ 1,447	1,494
Romania 3.50% 2034	€ 995	1,115
Saudi Arabia (Kingdom of) 4.375% 2029[1]	$ 1,245	1,300
Ukraine Government 7.75% 2019	3,900	3,920
United Kingdom 0.125% 2041[10]	£ 2,395	4,905
Uruguay (Oriental Republic of) 8.50% 2028	UYU48,975	1,272
		60,282
Municipals 1.98% Illinois 0.87%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$ 1,875	1,886
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	760	778
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[1]	1,540	1,865
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	1,370	1,347
		5,876
South Carolina 0.54%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	2,085	2,293
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,200	1,339
		3,632
American Funds Strategic Bond Fund — Page 5 of 13

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) New Jersey 0.39%	Principal amount (000)	Value (000)
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	$ 987	$ 1,217
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	1,500	891
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	1,000	567
		2,675
Puerto Rico 0.18%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 4.90% 2020	1,255	1,209
Total municipals		13,392
Asset-backed obligations 1.30%
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[1,11]	3,940	4,022
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[1,11]	3,084	3,092
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,4,11]	1,495	1,507
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[1,11]	152	152
		8,773
Mortgage-backed obligations 0.80% Federal agency mortgage-backed obligations 0.80%
Freddie Mac, Series K077, Class A2, Multi Family, 3.85% 2028[11]	1,520	1,633
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[11]	3,485	3,755
Total mortgage-backed obligations		5,388
Total bonds, notes & other debt instruments (cost: $524,274,000)		530,851
Short-term securities 19.42% Money market investments 18.59%	Shares
Capital Group Central Cash Fund	1,258,929	125,868
Bonds & notes of governments outside the U.S. 0.83%	Principal amount (000)
Nigerian Treasury Bill 12.14% due 2/27/2020	NGN2,311,000	5,648
Total short-term securities (cost: $131,528,000)		131,516
Total investment securities 97.82% (cost: $655,802,000)		662,367
Other assets less liabilities 2.18%		14,756
Net assets 100.00%		$677,123
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 3/31/2019[13] (000)	Unrealized appreciation (depreciation) at 3/31/2019 (000)
30 Day Federal Funds Futures	Long	397	April 2019	$165,430	$161,451	$ 82
5 Year Euro-Bobl Futures	Long	221	June 2019	€ 22,100	33,006	265
5 Year U.S. Treasury Note Futures	Long	1,357	July 2019	$135,700	157,179	828
10 Year U.S. Treasury Note Futures	Long	1,259	June 2019	125,900	156,392	(192)
10 Year Ultra U.S. Treasury Note Futures	Long	338	June 2019	33,800	44,880	125
American Funds Strategic Bond Fund — Page 6 of 13

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 3/31/2019[13] (000)	Unrealized appreciation (depreciation) at 3/31/2019 (000)
20 Year U.S. Treasury Bond Futures	Short	158	June 2019	(15,800)	$ (23,646)	$ (676)
30 Year Ultra U.S. Treasury Bond Futures	Short	484	June 2019	(48,400)	(81,312)	(2,186)
						$(1,754)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2019 (000)
Purchases (000)	Sales (000)
USD1,250	CAD1,648	Bank of New York Mellon	4/3/2019	$ 17
USD4,999	JPY551,946	JPMorgan Chase	4/3/2019	17
USD3,137	SGD4,230	HSBC Bank	4/3/2019	16
MXN21,450	USD1,112	Citibank	4/3/2019	(7)
USD2,820	KRW3,145,000	JPMorgan Chase	4/4/2019	49
COP9,580,000	USD3,093	Goldman Sachs	4/4/2019	(89)
CLP3,700,000	USD5,694	Citibank	4/4/2019	(257)
USD2,171	KRW2,424,600	HSBC Bank	4/5/2019	34
USD11,179	GBP8,460	JPMorgan Chase	4/8/2019	155
JPY329,685	USD2,952	HSBC Bank	4/8/2019	25
USD2,906	MXN56,200	Goldman Sachs	4/8/2019	16
USD3,221	SEK29,925	JPMorgan Chase	4/8/2019	— [8]
EUR300	USD341	Citibank	4/8/2019	(4)
CAD11,475	USD8,636	Bank of America, N.A.	4/8/2019	(47)
USD1,711	MXN33,247	HSBC Bank	4/9/2019	1
EUR4,995	MXN110,000	HSBC Bank	4/11/2019	(46)
JPY390,000	USD3,515	Bank of America, N.A.	4/15/2019	9
AUD3,825	USD2,710	Goldman Sachs	4/15/2019	7
USD2,909	ZAR42,000	Morgan Stanley	4/15/2019	4
USD2,693	SEK25,000	HSBC Bank	4/15/2019	1
EUR4,975	USD5,639	HSBC Bank	4/15/2019	(50)
USD5,713	BRL22,000	HSBC Bank	4/16/2019	101
USD6,655	CHF6,572	Citibank	4/23/2019	39
USD6,076	MXN115,000	Citibank	4/25/2019	177
USD6,654	GBP5,049	Morgan Stanley	4/25/2019	69
AUD8,920	NZD9,230	Morgan Stanley	4/26/2019	48
USD10,380	INR720,000	Citibank	4/26/2019	32
USD2,310	EUR2,030	HSBC Bank	4/26/2019	28
JPY789,185	USD7,195	HSBC Bank	4/26/2019	(57)
USD813	KRW916,000	Standard Chartered Bank	4/29/2019	5
USD1,245	EUR1,100	Goldman Sachs	5/6/2019	7
USD1,269	SGD1,715	JPMorgan Chase	5/6/2019	3
EUR1,800	USD2,025	JPMorgan Chase	5/6/2019	— [8]
USD529	EUR470	Bank of America, N.A.	5/6/2019	— [8]
USD806	SEK7,500	Goldman Sachs	5/6/2019	(3)
EUR2,472	NOK24,000	Citibank	5/6/2019	(5)
MXN30,388	USD1,579	Citibank	5/6/2019	(22)
CAD1,400	USD1,043	Citibank	5/7/2019	5
CAD1,548	USD1,155	Morgan Stanley	5/7/2019	4
American Funds Strategic Bond Fund — Page 7 of 13

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2019 (000)
Purchases (000)	Sales (000)
CLP459,100	USD674	Goldman Sachs	5/7/2019	$ 1
USD4,671	KRW5,300,000	JPMorgan Chase	5/7/2019	(4)
USD1,347	KRW1,533,000	Goldman Sachs	5/7/2019	(5)
USD2,896	MXN55,600	HSBC Bank	5/8/2019	50
EUR5,100	USD5,781	Bank of America, N.A.	5/8/2019	(41)
JPY298,000	USD2,701	Goldman Sachs	5/9/2019	(3)
JPY2,100,000	USD19,143	JPMorgan Chase	5/9/2019	(130)
MXN158,075	USD7,540	Goldman Sachs	9/17/2019	386
USD8,014	MXN158,075	Goldman Sachs	9/17/2019	89
				$625
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2019 (000)
7.195%	28-day MXN-TIIE	4/15/2019	MXN220,000	$ (7)	$ —	$ (7)
U.S. EFFR	2.419%	5/1/2019	$3,100,000	(29)	—	(29)
7.51%	28-day MXN-TIIE	5/30/2019	MXN410,000	(35)	—	(35)
2.408%	U.S. EFFR	6/19/2019	$2,980,000	92	—	92
1.962%	3-month Canada BA	6/27/2019	C$122,000	(44)	—	(44)
2.6425%	U.S. EFFR	7/31/2019	$1,920,100	640	—	640
2.635%	U.S. EFFR	7/31/2019	1,899,900	617	—	617
2.45725%	U.S. EFFR	7/31/2019	143,600	17	—	17
2.782%	U.S. EFFR	9/18/2019	1,110,253	693	—	693
U.S. EFFR	2.448%	10/30/2019	3,500,000	(774)	—	(774)
2.16%	U.S. EFFR	1/29/2020	2,956,400	(12)	—	(12)
(0.223)%	EONIA	2/1/2020	€ 55,500	78	—	78
(0.122)%	6-month EURIBOR	2/1/2020	56,100	61	—	61
(0.2305)%	EONIA	2/2/2020	109,500	147	—	147
1.997%	U.S. EFFR	2/13/2020	$ 100	— [8]	—	— [8]
7.14%	28-day MXN-TIIE	4/29/2020	MXN448,450	(280)	—	(280)
U.S. EFFR	2.0575%	5/6/2020	$2,956,400	(19)	—	(19)
7.84%	28-day MXN-TIIE	5/8/2020	MXN216,660	(53)	—	(53)
7.87%	28-day MXN-TIIE	5/8/2020	397,340	(91)	—	(91)
2.284%	U.S. EFFR	5/31/2020	$ 150,000	110	—	110
3-month USD-LIBOR	2.674%	5/31/2020	150,000	(243)	—	(243)
6.78%	28-day MXN-TIIE	7/6/2020	MXN213,540	(194)	—	(194)
2.48%	U.S. EFFR	12/20/2020	$ 304,886	1,679	—	1,679
2.3355%	U.S. EFFR	1/7/2021	59,116	192	—	192
3-month USD-LIBOR	2.465%	2/13/2021	86,100	(63)	—	(63)
2.094%	U.S. EFFR	2/13/2021	85,300	(66)	—	(66)
2.386%	U.S. EFFR	3/8/2021	582,985	2,856	—	2,856
3-month USD-LIBOR	2.367%	3/28/2021	344,400	145	—	145
2.1125%	U.S. EFFR	3/28/2021	344,400	(67)	—	(67)
8.54%	28-day MXN-TIIE	1/6/2022	MXN202,228	173	—	173
8.44%	28-day MXN-TIIE	1/7/2022	227,772	165	—	165
1.63%	U.S. EFFR	2/22/2022	$32,700	(387)	—	(387)
American Funds Strategic Bond Fund — Page 8 of 13

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2019 (000)
6.99%	28-day MXN-TIIE	6/17/2022	MXN130,000	$ (165)	$ —	$ (165)
2.5775%	U.S. EFFR	7/16/2022	$ 228,977	1,491	—	1,491
2.10125%	U.S. EFFR	1/12/2023	36,000	106	—	106
2.045%	3-month USD-LIBOR	3/24/2023	53,800	(129)	—	(129)
2.55%	U.S. EFFR	4/26/2023	50,000	1,053	—	1,053
2.5815%	U.S. EFFR	5/25/2023	96,000	2,197	—	2,197
2.437%	U.S. EFFR	5/31/2023	180,000	3,093	—	3,093
3-month USD-LIBOR	2.815%	5/31/2023	180,000	(3,759)	—	(3,759)
1.8875%	3-month USD-LIBOR	6/7/2023	33,600	(186)	—	(186)
1.569%	3-month USD-LIBOR	7/6/2023	40,500	(475)	—	(475)
1.615%	3-month USD-LIBOR	8/18/2023	73,000	(791)	—	(791)
3-month USD-LIBOR	3.09009%	10/31/2023	58,020	(2,023)	—	(2,023)
2.42%	3-month USD-LIBOR	11/18/2023	50,000	187	—	187
U.S. EFFR	2.4435%	12/20/2023	14,017	(269)	—	(269)
U.S. EFFR	2.45375%	12/20/2023	125,559	(2,465)	—	(2,465)
U.S. EFFR	2.4325%	12/21/2023	32,000	(598)	—	(598)
1.805%	U.S. EFFR	2/21/2024	48,000	(485)	—	(485)
2.524%	3-month USD-LIBOR	4/14/2025	9,000	113	—	113
2.354%	3-month USD-LIBOR	9/25/2025	109,600	430	—	430
3-month USD-LIBOR	2.638%	1/3/2026	57,500	(1,125)	—	(1,125)
6-month JPY-LIBOR	0.1277%	3/24/2026	¥ 500,000	(44)	—	(44)
6-month JPY-LIBOR	(0.0823)%	7/11/2026	1,200,000	64	—	64
28-day MXN-TIIE	8.07%	1/1/2027	MXN180,000	(64)	—	(64)
28-day MXN-TIIE	8.135%	1/14/2027	102,000	(56)	—	(56)
2.3335%	3-month USD-LIBOR	3/29/2027	$ 25,000	(37)	—	(37)
2.333%	3-month USD-LIBOR	3/29/2027	30,000	(46)	—	(46)
28-day MXN-TIIE	7.47%	4/5/2027	MXN60,000	95	—	95
28-day MXN-TIIE	7.625%	5/20/2027	108,000	123	—	123
3-month USD-LIBOR	2.388%	10/31/2027	$ 89,000	(117)	—	(117)
2.91%	3-month USD-LIBOR	2/1/2028	19,100	381	—	381
2.908%	3-month USD-LIBOR	2/1/2028	19,100	379	—	379
2.925%	3-month USD-LIBOR	2/1/2028	15,300	315	—	315
2.92%	3-month USD-LIBOR	2/2/2028	14,500	295	—	295
6-month GBP-LIBOR	1.6567%	9/28/2028	£ 11,900	(649)	—	(649)
28-day MXN-TIIE	8.855%	12/28/2028	MXN126,589	(349)	—	(349)
U.S. EFFR	2.438%	1/11/2029	$ 77,000	(2,074)	—	(2,074)
3-month USD-LIBOR	2.724%	2/5/2029	69,240	(1,901)	—	(1,901)
3-month USD-LIBOR	2.7435%	2/6/2029	69,235	(2,020)	—	(2,020)
3-month USD-LIBOR	2.679%	4/14/2030	4,800	(104)	—	(104)
3-month USD-LIBOR	2.514%	9/25/2030	58,300	(306)	—	(306)
3-month USD-LIBOR	2.35%	3/24/2031	11,700	134	—	134
3-month USD-LIBOR	2.22%	6/7/2031	7,300	173	—	173
3-month USD-LIBOR	1.8929%	7/6/2031	8,700	453	—	453
3-month USD-LIBOR	1.87%	8/18/2031	15,500	844	—	844
3-month USD-LIBOR	2.57%	11/18/2031	11,000	(41)	—	(41)
3-month USD-LIBOR	2.986%	2/1/2038	9,200	(148)	—	(148)
3-month USD-LIBOR	2.9625%	2/1/2038	11,400	(163)	—	(163)
3-month USD-LIBOR	2.963%	2/1/2038	11,500	(165)	—	(165)
3-month USD-LIBOR	2.967%	2/2/2038	8,900	(130)	—	(130)
6-month GBP-LIBOR	1.5872%	2/5/2039	£950	(51)	—	(51)
American Funds Strategic Bond Fund — Page 9 of 13

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2019 (000)
6-month GBP-LIBOR	1.5877%	2/5/2039	£ 1,600	$ (86)	$ —	$ (86)
U.S. EFFR	2.505%	3/22/2048	$ 2,500	(113)	—	(113)
U.S. EFFR	2.51375%	3/22/2048	2,800	(132)	—	(132)
U.S. EFFR	2.40875%	4/13/2048	14,000	(347)	—	(347)
U.S. EFFR	2.43625%	4/19/2048	14,000	(430)	—	(430)
U.S. EFFR	2.625%	5/25/2048	22,000	(1,572)	—	(1,572)
U.S. EFFR	2.52%	8/24/2048	5,700	(281)	—	(281)
3.1675%	3-month USD-LIBOR	9/27/2048	29,000	3,605	—	3,605
3-month USD-LIBOR	3.19%	11/29/2048	17,500	(2,270)	—	(2,270)
U.S. EFFR	2.544%	1/24/2049	5,700	(312)	—	(312)
U.S. EFFR	2.577%	1/30/2049	5,700	(353)	—	(353)
					$—	$(5,999)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments (000)	Unrealized depreciation at 3/31/2019 (000)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	$ 71,481	$(4,751)	$ (4,321)	$ (430)
CDX.NA.IG.32	1.00%/Quarterly	6/20/2024	409,715	(7,275)	(6,748)	(527)
					$(11,069)	$(957)
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $96,421,000, which represented 14.24% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[4]	Coupon rate may change periodically.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,936,000, which represented .29% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $274,000, which represented .04% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $26,902,000, which represented 3.97% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
American Funds Strategic Bond Fund — Page 10 of 13

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,174,725,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $178,515,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $24,690,441,000 and $380,205,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may
American Funds Strategic Bond Fund — Page 11 of 13

unaudited
be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$ —	$ 228,885	$ —	$ 228,885
U.S. Treasury bonds & notes	—	214,131	—	214,131
Bonds & notes of governments & government agencies outside the U.S.	—	60,282	—	60,282
Municipals	—	13,392	—	13,392
Asset-backed obligations	—	8,773	—	8,773
Mortgage-backed obligations	—	5,388	—	5,388
Short-term securities	125,868	5,648	—	131,516
Total	$125,868	$536,499	$—	$662,367
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 1,300	$ —	$ —	$ 1,300
Unrealized appreciation on open forward currency contracts	—	1,395	—	1,395
Unrealized appreciation on interest rate swaps	—	23,196	—	23,196
Liabilities:
Unrealized depreciation on futures contracts	(3,054)	—	—	(3,054)
Unrealized depreciation on open forward currency contracts	—	(770)	—	(770)
Unrealized depreciation on interest rate swaps	—	(29,195)	—	(29,195)
Unrealized depreciation on credit default swaps	—	(957)	—	(957)
Total	$(1,754)	$ (6,331)	$—	$(8,085)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Strategic Bond Fund — Page 12 of 13

unaudited
Key to abbreviations and symbols
AUD = Australian dollars	INR = Indian rupees
Auth. = Authority	JPY/¥ = Japanese yen
BA = Banker’s acceptances	KRW = South Korean won
BRL = Brazilian reais	LIBOR = London Interbank Offered Rate
CAD/C$ = Canadian dollars	MXN = Mexican pesos
CHF = Swiss francs	NGN = Nigerian naira
CLP = Chilean pesos	NOK = Norwegian kroner
COP = Colombian pesos	NZD = New Zealand dollars
Dev. = Development	Rev. = Revenue
Econ. = Economic	SEK = Swedish kronor
EONIA = Euro Overnight Index Average	SGD = Singapore dollars
EFFR = Federal Funds Effective Rate	TIIE = Equilibrium Interbank Interest Rate
EUR/€ = Euros	USD/$ = U.S. dollars
EURIBOR = Euro Interbank Offered Rate	UYU = Uruguayan pesos
G.O. = General Obligation	ZAR = South African rand
GBP/£ = British pounds
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-112-0519O-S66156	American Funds Strategic Bond Fund — Page 13 of 13